Summarized Financial Information of Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Summarized Financial Information of Subsidiaries
2.
Summarized Financial Information of Subsidiaries
Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and non-guarantor
subsidiaries is presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes. The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.
Condensed Consolidating Balance Sheet as of March 31, 2021

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
ASSETS
Total current assets	$38,256	$22,551	$226,044	$—	$286,851
Net property, plant and equipment	—	1,255,111	13,569	—	1,268,680
Operating lease right of use assets	—	1,193,262	20,671	—	1,213,933
Intangibles and goodwill, net	—	2,771,595	17,730	—	2,789,325
Other assets	4,023,884	239,733	166,068	(4,354,712)	74,973

Total assets	$4,062,140	$5,482,252	$444,082	$(4,354,712)	$5,633,762

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$373	$154,666	$—	$155,039
Current operating lease liabilities	—	157,249	5,612	—	162,861
Other current liabilities	16,926	164,555	10,016	—	191,497

Total current liabilities	16,926	322,177	170,294	—	509,397

Long-term debt	2,682,796	2,289	—	—	2,685,085
Operating lease liabilities	—	970,344	13,773	—	984,117
Other noncurrent liabilities	190,608	244,788	252,466	(404,509)	283,353

Total liabilities	2,890,330	1,539,598	436,533	(404,509)	4,461,952

Stockholders’ equity	1,171,810	3,942,654	7,549	(3,950,203)	1,171,810

Total liabilities and stockholders’ equity	$4,062,140	$5,482,252	$444,082	$(4,354,712)	$5,633,762

Condensed Consolidating Balance Sheet as of December 31, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$110,678	$19,471	$249,921	$—	$380,070
Net property, plant and equipment	—	1,268,765	13,084	—	1,281,849
Operating lease right of use assets	—	1,200,115	21,898	—	1,222,013
Intangibles and goodwill, net	—	2,798,343	17,812	—	2,816,155
Other assets	3,912,122	258,433	132,448	(4,228,383)	74,620

Total assets	$4,022,800	$5,545,127	$435,163	$(4,228,383)	$5,774,707

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$379	$122,055	$—	$122,434
Current operating lease liabilities	—	188,712	6,727	—	195,439
Other current liabilities	33,583	170,320	19,286	—	223,189

Total current liabilities	33,583	359,411	148,068	—	541,062

Long-term debt	2,761,705	2,377	—	—	2,764,082
Operating lease liabilities	—	979,785	13,991	—	993,776
Other noncurrent liabilities	34,668	245,891	266,968	(264,584)	282,943

Total liabilities	2,829,956	1,587,464	429,027	(264,584)	4,581,863

Stockholder’s equity	1,192,844	3,957,663	6,136	(3,963,799)	1,192,844

Total liabilities and stockholder’s equity	$4,022,800	$5,545,127	$435,163	$(4,228,383)	$5,774,707

Condensed Consolidating Statements of Income and Comprehensive Income
for the Three Months Ended March 31, 2021

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income	(unaudited)
Net revenues	$—	$363,612	$7,699	$(430)	$370,881

Operating expenses (income)
Direct advertising expenses (1)	—	127,415	4,230	(430)	131,215
General and administrative expenses (1)	—	71,951	698	—	72,649
Corporate expenses (1)	—	17,366	257	—	17,623
Depreciation and amortization	—	60,066	683	—	60,749
Gain on disposition of assets	—	(415)	—	—	(415)

	—	276,383	5,868	(430)	281,821

Operating income	—	87,229	1,831	—	89,060
Equity in (earnings) loss of subsidiaries	(87,824)	—	—	87,824	—
Loss on extinguishment of debt	21,604	—	—	—	21,604
Interest expense (income), net	27,754	(18)	244	—	27,980

Income (loss) before income tax expense	38,466	87,247	1,587	(87,824)	39,476
Income tax expense (2)	—	632	378	—	1,010

Net income (loss)	$38,466	$86,615	$1,209	$(87,824)	$38,466

Statement of Comprehensive Income
Net income (loss)	$38,466	$86,615	$1,209	$(87,824)	$38,466
Total other comprehensive income, net of tax	—	—	204	—	204

Total comprehensive income (loss)	$38,466	$86,615	$1,413	$(87,824)	$38,670

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income
for the Three Months Ended March 31, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income	(unaudited)
Net revenues	$—	$396,631	$10,452	$(514)	$406,569

Operating expenses (income)
Direct advertising expenses (1)	—	143,052	6,956	(514)	149,494
General and administrative expenses (1)	—	80,528	1,676	—	82,204
Corporate expenses (1)	—	18,087	280	—	18,367
Depreciation and amortization	—	61,905	408	—	62,313
Gain on disposition of assets	—	(2,504)	—	—	(2,504)

	—	301,068	9,320	(514)	309,874

Operating income	—	95,563	1,132	—	96,695
Equity in (earnings) loss of subsidiaries	(94,214)	—	—	94,214	—
Loss on extinguishment of debt	18,179	—	—	—	18,179
Interest expense (income), net	35,418	(35)	980	—	36,363

Income (loss) before income tax expense	40,617	95,598	152	(94,214)	42,153
Income tax expense (2)	—	1,342	194	—	1,536

Net income (loss)	$40,617	$94,256	$(42)	$(94,214)	$40,617

Statement of Comprehensive Income
Net income (loss)	$40,617	$94,256	$(42)	$(94,214)	$40,617
Total other comprehensive loss, net of tax	—	—	(1,598)	—	(1,598)

Total comprehensive income (loss)	$40,617	$94,256	$(1,640)	$(94,214)	$39,019

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2021

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$61,766	$102,064	$9,919	$(104,957)	$68,792

Cash flows from investing activities:
Acquisitions	—	(3,333)	—	—	(3,333)
Capital expenditures	—	(15,294)	(1,038)	—	(16,332)
Proceeds from disposition of assets and investments	—	1,842	—	—	1,842
Investment in subsidiaries	(3,333)	—	—	3,333	—
Decrease (increase) in intercompany notes receivable	30,604	—	—	(30,604)	—

Net cash provided by (used in) investing activities	27,271	(16,785)	(1,038)	(27,271)	(17,823)

Cash flows from financing activities:
Proceeds received from revolving credit facility	25,000	—	—	—	25,000
Principal payments on long-term debt	—	(96)	—	—	(96)
Principal payments on financing leases	—	(483)	—	—	(483)
Proceeds received from note offering	550,000	—	—	—	550,000
Redemption of senior notes	(668,688)	—	—	—	(668,688)
Proceeds received from accounts receivable securitization program	—	—	32,500	—	32,500
Debt issuance costs	(8,067)	—	—	—	(8,067)
Intercompany loan proceeds (payments)	—	16,770	(47,374)	30,604	—
Distributions to non-controlling interest	—	—	(24)	—	(24)
Dividends (to) from parent	(81,535)	(104,957)	—	104,957	(81,535)
Contributions from (to) parent	21,831	3,333	—	(3,333)	21,831

Net cash (used in) provided by financing activities	(161,459)	(85,433)	(14,898)	132,228	(129,562)

Effect of exchange rate changes in cash and cash equivalents	—	—	70	—	70

Net decrease in cash and cash equivalents	(72,422)	(154)	(5,947)	—	(78,523)
Cash and cash equivalents at beginning of period	110,588	1,732	8,749	—	121,069

Cash and cash equivalents at end of period	$38,166	$1,578	$2,802	$—	$42,546

Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
	(unaudited)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$24,222	$82,135	$(5,970)	$(63,763)	$36,624

Cash flows from investing activities:
Acquisitions	—	(13,565)	—	—	(13,565)
Capital expenditures	—	(24,531)	(1,178)	—	(25,709)
Proceeds from disposition of assets and investments	—	3,686	—	—	3,686
Investment in subsidiaries	(13,565)	—	—	13,565	—
(Increase) decrease in intercompany notes receivable	(8,155)	—	—	8,155	—

Net cash (used in) provided by investing activities	(21,720)	(34,410)	(1,178)	21,720	(35,588)

Cash flows from financing activities:
Proceeds received from revolving credit facility	655,000	—	—	—	655,000
Payment on revolving credit facility	(180,000)	—	—	—	(180,000)
Principal payments on long-term debt	(81)	(8)	—	—	(89)
Proceeds received from note offering	1,000,000	—	—	—	1,000,000
Redemption of senior notes	(519,139)	—	—	—	(519,139)
Proceeds received from senior credit facility term loans	598,500	—	—	—	598,500
Payments on senior credit facility term loans	(978,097)	—	—	—	(978,097)
Debt issuance costs	(24,042)	—	—	—	(24,042)
Intercompany loan (payments) proceeds	—	(3,436)	11,591	(8,155)	—
Distributions to non-controlling interest	—	—	(860)	—	(860)
Dividends (to) from parent	(110,755)	(63,763)	—	63,763	(110,755)
Contributions from (to) parent	29,429	13,565	—	(13,565)	29,429

Net cash provided by (used in) financing activities	470,815	(53,642)	10,731	42,043	469,947

Effect of exchange rate changes in cash and cash equivalents	—	—	(532)	—	(532)

Net increase (decrease) in cash and cash equivalents	473,317	(5,917)	3,051	—	470,451
Cash and cash equivalents at beginning of period	13,185	8,278	4,225	—	25,688

Cash and cash equivalents at end of period	$486,502	$2,361	$7,276	$—	$496,139

(8) Summarized Financial Information of Subsidiaries
Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and
non-guarantor
subsidiaries are presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes.
The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.
Condensed Consolidating Balance Sheet as of December 31, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$110,678	$19,471	$249,921	$—	$380,070
Net property, plant and equipment	—	1,268,765	13,084	—	1,281,849
Operating lease right of use assets	—	1,200,115	21,898	—	1,222,013
Intangibles and goodwill, net	—	2,798,343	17,812	—	2,816,155
Other assets	3,912,122	258,433	132,448	(4,228,383)	74,620

Total assets	$4,022,800	$5,545,127	$435,163	$(4,228,383)	$5,774,707

LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$379	$122,055	$—	$122,434
Current operating lease liabilties	—	188,712	6,727	—	195,439
Other current liabilities	33,583	170,320	19,286	—	223,189

Total current liabilities	33,583	359,411	148,068	—	541,062

Long-term debt	2,761,705	2,377	—	—	2,764,082
Operating lease liabilities	—	979,785	13,991	—	993,776
Other noncurrent liabilities	34,668	245,891	266,968	(264,584)	282,943

Total liabilities	2,829,956	1,587,464	429,027	(264,584)	4,581,863

Stockholders’ equity	1,192,844	3,957,663	6,136	(3,963,799)	1,192,844

Total liabilities and stockholders’ equity	$4,022,800	$5,545,127	$435,163	$(4,228,383)	$5,774,707

Condensed Consolidating Balance Sheet as of December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$13,859	$53,756	$242,054	$—	$309,669
Net property, plant and equipment	—	1,340,675	8,440	—	1,349,115
Operating lease right of use assets	—	1,293,674	27,105	—	1,320,779
Intangibles and goodwill, net	—	2,875,644	18,255	—	2,893,899
Other assets	4,193,629	229,905	184,805	(4,557,380)	50,959

Total assets	$4,207,488	$5,793,654	$480,659	$(4,557,380)	$5,924,421

LIABILITIES AND STOCKHOLDER’S EQUITY
Current liabilities:
Current maturities of long-term debt	$51,480	$34	$175,000	$—	$226,514
Current operating lease liabilities	—	189,071	7,770	—	196,841
Other current liabilities	26,960	196,689	19,845	—	243,494

Total current liabilities	78,440	385,794	202,615	—	666,849

Long-term debt	2,753,570	34	—	—	2,753,604
Operating lease liabilities	—	1,049,220	18,961	—	1,068,181
Other noncurrent liabilities	205,947	231,416	250,859	(421,966)	266,256

Total liabilities	3,037,957	1,666,464	472,435	(421,966)	4,754,890

Stockholders’ equity	1,169,531	4,127,190	8,224	(4,135,414)	1,169,531

Total liabilities and stockholders’ equity	$4,207,488	$5,793,654	$480,659	$(4,557,380)	$5,924,421

Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,536,534	$33,965	$(1,643)	$1,568,856

Operating expenses
Direct advertising expenses (1)	—	533,803	25,501	(1,643)	557,661
General and administrative expenses (1)	—	281,293	6,581	—	287,874
Corporate expenses (1)	—	69,478	979	—	70,457
Depreciation and amortization	—	249,299	1,997	—	251,296
(Gain) loss on disposition of assets	—	(9,036)	10	—	(9,026)

	—	1,124,837	35,068	(1,643)	1,158,262

Operating income	—	411,697	(1,103)	—	410,594
Loss on debt extinguishment	25,235	—	—	—	25,235
Equity in (earnings) loss of subsidiaries	(404,332)	—	—	404,332	—
Interest expense (income), net	135,224	(175)	1,777	—	136,826

Income (loss) before income tax expense	243,873	411,872	(2,880)	(404,332)	248,533
Income tax expense (benefit) (2)	—	5,203	(543)	—	4,660

Net income (loss)	$243,873	$406,669	$(2,337)	$(404,332)	$243,873

Statement of Comprehensive Income
Net income (loss)	$243,873	$406,669	$(2,337)	$(404,332)	$243,873
Total other comprehensive income, net of tax	—	—	249	—	249

Total comprehensive income (loss)	$243,873	$406,669	$(2,088)	$(404,332)	$244,122

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,709,691	$46,804	$(2,851)	$1,753,644

Operating expenses
Direct advertising expenses (1)	—	564,877	28,052	(2,851)	590,078
General and administrative expenses (1)	—	310,813	7,567	—	318,380
Corporate expenses (1)	—	82,652	1,577	—	84,229
Depreciation and amortization	—	247,191	2,837	—	250,028
Gain on disposition of assets	—	(3,103)	(4,138)	—	(7,241)

	—	1,202,430	35,895	(2,851)	1,235,474

Operating income	—	507,261	10,909	—	518,170
Equity in (earnings) loss of subsidiaries	(517,516)	—	—	517,516	—
Interest expense (income), net	144,976	(149)	5,025	—	149,852

Income (loss) before income tax expense	372,540	507,410	5,884	(517,516)	368,318
Income tax (benefit) expense (2)	—	(7,360)	3,138	—	(4,222)

Net income (loss)	$372,540	$514,770	$2,746	$(517,516)	$372,540

Statement of Comprehensive Income
Net income (loss)	$372,540	$514,770	$2,746	$(517,516)	$372,540
Total other comprehensive income, net of tax	—	—	673	—	673

Total comprehensive income (loss)	$372,540	$514,770	$3,419	$(517,516)	$373,213

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
Condensed Consolidating Statements of Income and Comprehensive Income for the Year Ended December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$1,579,619	$50,352	$(2,749)	$1,627,222

Operating expenses
Direct advertising expenses (1)	—	537,269	27,307	(2,728)	561,848
General and administrative expenses (1)	—	280,874	8,554	—	289,428
Corporate expenses (1)	—	80,861	1,636	—	82,497
Depreciation and amortization	—	219,341	5,920	—	225,261
(Gain) loss on disposition of assets	—	(576)	7,809	—	7,233

	—	1,117,769	51,226	(2,728)	1,166,267

Operating income (loss)	—	461,850	(874)	(21)	460,955
Equity in (earnings) loss of subsidiaries	(450,791)	—	—	450,791	—
Interest expense (income), net	129,731	(99)	(413)	(21)	129,198
Other expenses	15,429	—	—	—	15,429

Income (loss) before income tax expense	305,631	461,949	(461)	(450,791)	316,328
Income tax expense (2)	—	7,879	2,818	—	10,697

Net income (loss)	$305,631	$454,070	$(3,279)	$(450,791)	$305,631

Statement of Comprehensive Income
Net income (loss)	$305,631	$454,070	$(3,279)	$(450,791)	$305,631
Total other comprehensive loss, net of tax	—	—	(1,290)	—	(1,290)

Total comprehensive income (loss)	$305,631	$454,070	$(4,569)	$(450,791)	$304,341

(1) Caption is exclusive of depreciation and amortization.
(2) The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.
Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2020

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$495,872	$668,673	$(5,639)	$(619,877)	$539,029

Cash flows from investing activities:
Capital expenditures	—	(56,772)	(5,500)	—	(62,272)
Acquisitions	577	(46,161)	—	—	(45,584)
Proceeds from disposition of assets and investments	—	10,968	—	—	10,968
Investment in subsidiaries	(46,161)	—	—	46,161	—
Increease in intercompany notes receivable	(60,183)	—	—	60,183	—
Increase in notes receivable	—	—	—	—	—

Net cash (used in) provided by investing activities	(105,767)	(91,965)	(5,500)	106,344	(96,888)

Cash flows from financing activities:
Proceeds received from revolving credit facility	725,000	—	—	—	725,000
Payment on revolving credit facility	(875,000)	—	—	—	(875,000)
Principal payments on long term debt	—	(9,112)	—	—	(9,112)
Borrowings on long term debt	—	8,750	—	—	8,750
Proceeds received from note offering	1,549,250	—	—	—	1,549,250
Redemption of senior notes and senior subordinated notes	(1,058,596)	—	—	—	(1,058,596)
Proceeds received from senior credit facility term loans	598,500	—	—	—	598,500
Payments on senior credit facility term loans	(978,097)	—	—	—	(978,097)
Payment on accounts receivable securitization program	—	—	(175,000)	—	(175,000)
Proceeds received from accounts receivable securitization program	—	—	122,500	—	122,500
Debt issuance costs	(32,950)	—	—	—	(32,950)
Intercompany loan proceeds	—	(9,176)	69,359	(60,183)	—
Distributions to non-controlling interest	—	—	(1,509)	—	(1,509)
Dividends (to) from parent	(262,437)	(619,877)	—	619,877	(262,437)
Contributions from (to) parent	41,628	46,161	—	(46,161)	41,628

Net cash (used in) provided by financing activities	(292,702)	(583,254)	15,350	513,533	(347,073)

Effect of exchange rate changes in cash and cash equivalents	—	—	313	—	313

Net increase in cash and cash equivalents	97,403	(6,546)	4,524	—	95,381
Cash and cash equivalents at beginning of period	13,185	8,278	4,225	—	25,688

Cash and cash equivalents at end of period	$110,588	$1,732	$8,749	$—	$121,069

C
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ndensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2019

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$469,907	$738,030	$6,660	$(609,657)	$604,940

Cash flows from investing activities:
Capital expenditures	—	(136,696)	(4,260)	—	(140,956)
Acquisitions	—	(226,278)	—	—	(226,278)
Proceeds from disposition of assets and investments	—	5,438	—	—	5,438
Proceeds received from insurance claims	—	210	—	—	210
Investment in subsidiaries	(226,278)	—	—	226,278	—
Decrease in intercompany notes receivable	3,787	—	—	(3,787)	—
Increase in notes receivable	(448)	—	—	—	(448)

Net cash (used in) provided by investing activities	(222,939)	(357,326)	(4,260)	222,491	(362,034)

Cash flows from financing activities:
Proceeds received from revolving credit facility	495,000	—	—	—	495,000
Payment on revolving credit facility	(625,000)	—	—	—	(625,000)
Principal payments on long-term debt	(34,471)	—	—	—	(34,471)
Proceeds received from accounts receivable securitization program	—	—	9,000	—	9,000
Payments on accounts receivable securitization program	—	—	(9,000)	—	(9,000)
Debt issuance costs	(4,463)	—	—	—	(4,463)
Proceeds received from note offering	255,000	—	—	—	255,000
Intercompany loan proceeds (payments)	—	(702)	(3,085)	3,787	—
Distributions to non-controlling interest	—	—	(621)	—	(621)
Dividends (to) from parent	(393,700)	(609,657)	—	609,657	(393,700)
Contributions from (to) parent	69,822	226,278	—	(226,278)	69,822

Net cash (used in) provided by financing activities	(237,812)	(384,081)	(3,706)	387,166	(238,433)

Effect of exchange rate changes in cash and cash equivalents	—	—	221	—	221

Net increase in cash and cash equivalents	9,156	(3,377)	(1,085)	—	4,694
Cash and cash equivalents at beginning of period	4,029	11,655	5,310	—	20,994

Cash and cash equivalents at end of period	$13,185	$8,278	$4,225	$—	$25,688

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2018

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$430,896	$689,718	$(17,143)	$(566,386)	$537,085

Cash flows from investing activities:
Acquisitions	—	(477,389)	—	—	(477,389)
Capital expenditures	—	(113,259)	(4,379)	—	(117,638)
Proceeds from disposition of assets and investments	—	3,839	2,809	—	6,648
Proceeds received from insurance claims	—	—	4,222	—	4,222
Investment in subsidiaries	(498,226)	—	—	498,226	—
Decrease in intercompany notes receivable	30,034	—	—	(30,034)	—
Decrease in notes receivable	9	—	—	—	9

Net cash (used in) provided by investing activities	(468,183)	(586,809)	2,652	468,192	(584,148)

Cash flows from financing activities:
Proceeds received from revolving credit facility	563,000	—	—	—	563,000
Payment on revolving credit facility	(481,000)	—	—	—	(481,000)
Principal payments on long-term debt	(27,297)	(31)	—	—	(27,328)
Proceeds received from senior credit facility term loans	599,250	—	—	—	599,250
Proceeds received from accounts receivable securitization program	—	—	175,000	—	175,000
Debt issuance costs	(7,616)	—	—	—	(7,616)
Redemption on senior subordinated notes	(509,790)	—	—	—	(509,790)
Intercompany loan proceeds (payments)	175,000	(24,688)	(180,346)	30,034	—
Distributions to non-controlling interest	—	—	(541)	—	(541)
Contributions from (to) parent	89,967	498,226	—	(498,226)	89,967
Dividends (to) from parent	(446,744)	(566,386)	—	566,386	(446,744)

Net cash (used in) provided by financing activities	(45,230)	(92,879)	(5,887)	98,194	(45,802)

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,112)	—	(1,112)

Net increase in cash and cash equivalents	(82,517)	10,030	(21,490)	—	(93,977)
Cash and cash equivalents at beginning of period	86,546	1,625	26,800	—	114,971

Cash and cash equivalents at end of period	$4,029	$11,655	$5,310	$—	$20,994